3) Risk Management (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Book Value [Member]
Financial effect of the guarantee on credit and financial lease transactions
Companies	[1]	R$ 256,810,316	R$ 230,415,990
Stage 1	[1]	217,561,123	199,384,194
Stage 2	[1]	13,960,366	19,594,716
Stage 3	[1]	25,288,827	11,437,080
Individuals	[1]	256,406,447	226,976,385
Stage 1	[1]	195,239,164	195,924,808
Stage 2	[1]	38,023,532	13,106,024
Stage 3	[1]	23,143,751	17,945,553
Total	[1]	513,216,763	457,392,375
Fair Value Guarantees [Member]
Financial effect of the guarantee on credit and financial lease transactions
Companies		89,481,169	139,878,361
Stage 1		75,882,476	127,231,341
Stage 2		5,035,349	10,277,550
Stage 3		8,563,344	2,369,470
Individuals		150,298,522	90,693,689
Stage 1		126,281,157	77,930,093
Stage 2		18,408,513	6,546,880
Stage 3		5,608,852	6,216,716
Total		R$ 239,779,691	R$ 230,572,050

[1]	Of the total balance of loan operations, R$354,814,000 (2019 - R$311,522,000 thousand) refers to operations without guarantees.